Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Eldridge AAA CLO ETF
Shareholder Report [Line Items]
Fund Name	Eldridge AAA CLO ETF
Class Name	Eldridge AAA CLO ETF
Trading Symbol	CLOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eldridge AAA CLO ETF for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.cloxfund.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	http://www.cloxfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Eldridge AAA CLO ETF	$10	0.20%
[1]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Updated Performance Information Location [Text Block]	Visit http://www.cloxfund.com for more recent performance information.
Net Assets	$ 107,318,012
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$107,318,012
Number of Holdings	65
Portfolio Turnover	49%
30-Day SEC Yield	5.52%
30-Day SEC Yield Unsubsidized	5.52%

Holdings [Text Block]

Top 10 Issuers (% of net assets)
Palmer Square CLO 2023-1 Ltd.	3.1%
Bain Capital Credit CLO 2024-2 Ltd.	2.8%
Generate CLO 17 Ltd.	2.8%
Magnetite XXVIII Ltd.	2.8%
OHA Credit Funding 5 Ltd.	2.8%
Flatiron CLO 25 Ltd.	2.8%
Goldentree Loan Management US CLO 22 Ltd.	2.8%
OCP CLO 2021-22 Ltd.	2.8%
Madison Park Funding XXX Ltd.	2.8%
Benefit Street Partners CLO XXVIII Ltd.	2.8%

Security Type (% of net assets)
Collateralized Loan Obligations	100.3%
Cash & Other	-0.3%

Industry (% of net assets)
Asset Backed Securities	100.3%
Cash & Other	-0.3%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
Panagram Structured Asset Management, LLC changed its name to Eldridge Structured Credit Advisers, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Portfolio Managers of the Fund are now Tony Minella, Tarek Barbar and Andrew Ward.
Fund Name Change:
Panagram AAA CLO ETF changed its name to Eldridge AAA CLO ETF.

Updated Prospectus Web Address	http://www.cloxfund.com
Eldridge BBB-B CLO ETF
Shareholder Report [Line Items]
Fund Name	Eldridge BBB-B CLO ETF
Class Name	Eldridge BBB-B CLO ETF
Trading Symbol	CLOZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eldridge BBB-B CLO ETF for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://clozfund.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://clozfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Eldridge BBB-B CLO ETF	$25	0.50%
[2]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://clozfund.com/ for more recent performance information.
Net Assets	$ 1,018,480,446
Holdings Count | $ / shares	278
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,018,480,446
Number of Holdings	278
Portfolio Turnover	37%
30-Day SEC Yield	7.48%
30-Day SEC Yield Unsubsidized	7.48%

Holdings [Text Block]

Top 10 Issuers (% of net assets)
Carlyle US CLO 2021-2 Ltd.	1.5%
KKR CLO 37 Ltd.	1.4%
OHA Credit Partners VII Ltd.	1.4%
Elmwood CLO XI Ltd.	1.3%
Elmwood CLO II Ltd.	1.3%
OHA Credit Funding 3 Ltd.	1.1%
Ares LXIV CLO Ltd.	1.1%
CIFC Funding 2018-II Ltd.	1.0%
Ballyrock CLO 28 Ltd.	1.0%
Palmer Square CLO 2024-4 Ltd.	1.0%

Security Type (% of net assets)
Collateralized Loan Obligations	91.8%
Cash & Other	8.2%

Industry (% of net assets)
Asset Backed Securities	91.8%
Cash & Other	8.2%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
Panagram Structured Asset Management, LLC changed its name to Eldridge Structured Credit Advisers, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Portfolio Managers of the Fund are now Tony Minella, Tarek Barbar and Andrew Ward.
Fund Name Change:
Panagram BBB-B CLO ETF changed its name to Eldridge BBB-B CLO ETF.

Updated Prospectus Web Address	https://clozfund.com/

[1]
*	Annualized

[2]
*	Annualized